30. EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Fair value of plan assets at the beginning of the year	R$ 3,894,488	R$ 3,403,906
Fair value of plan assets at the end of the year	3,766,193	3,894,488	R$ 3,403,906
Benefits of Pension Plans [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets at the beginning of the year	(3,894,488)	(3,403,906)	(3,305,356)
Interest income	(257,946)	(314,102)	(327,830)
Benefits paid	278,960	269,995	280,493
Participant contributions made in the period	(1,998)	(2,127)
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Fair value of plan assets at the end of the year	R$ (3,766,193)	R$ (3,894,488)	R$ (3,403,906)